Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2025
Credit Facilities [Abstract]
Schedule of Outstanding Balances of Short-Term Bank Borrowings

Outstanding balances of Short-term bank borrowings as of December 31, 2025 and 2024 consisted of the following:

Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2025	December 31, 2024
Agricultural Bank of China Limited company Ningbo Beilun branch	From December, 2024 to December, 2025	Average rate of 3.10%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	December 15, 2025	$-	$684,997
China CITIC Bank Co., LTD. Ningbo branch	From July, 2024 to July, 2025	Average rate of 3.15%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	March 9, 2025	-	684,997
Huishang Bank Co., LTD. Ningbo Beilun branch	From September, 2024 to March, 2025	Average rate of 3.90%	Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen and Zhejiang Haoxin	July 31, 2025	-	684,997
Bank of China Limited Zhenhai branch	From December, 2024 to December, 2025	Average rate of 4.35%	Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen, Ningbo Haoxin and pledges of mortgages of real estate	December 15, 2025	-	438,399
Huishang Bank Co., LTD. Ningbo Beilun branch	From March, 2025 to March, 2026	Average rate of 3.60%	Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen and Zhejiang Haoxin	-	714,991	-
Bank of China Ningbo Beilun Branch	From February, 2025 to February, 2026	Average rate of 3.10%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	714,991	-
Bank of China Limited Zhenhai branch	From January, 2025 to January, 2026	Average rate of 2.80%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen，Ningbo Haoxin, China Pacific Property Insurance Company Limited	-	214,497	-
China Construction Bank Ningbo Beilun Branch	From July, 2025 to July, 2026	Average rate of 2.80%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	1,000,987	-
Linshang Bank Co., Ltd. Ningbo Beilun Sub-branch	From September, 2025 to September, 2026	Average rate of 1.86%	-	-	428,994	-
Industrial and Commercial Bank of China Limited Ningbo Beilun Branch	From June, 2025 to June, 2026	Average rate of 2.60%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	714,991
China CITIC Bank Co., LTD. Ningbo branch	From June, 2025 to June, 2026	Average rate of 3.00%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	686,391
China CITIC Bank Co., LTD. Ningbo branch	From July, 2025 to July, 2026	Average rate of 2.90%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	714,990
Agricultural Bank of China Limited Ningbo Beilun Branch	From December, 2025 to December, 2026	Average rate of 2.30%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	714,990
Linshang Bank Co., Ltd. Ningbo Beilun Sub-branch	From August, 2025 to February, 2026	Average rate of 4.20%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	714,990
Huishang Bank Co., Ltd. Ningbo Beilun Sub-branch	From July, 2025 to July, 2026	Average rate of 3.30%	Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen and Zhejiang Haoxin	-	714,990
Bank of China Limited Zhenhai Branch	From December, 2025 to December, 2026	Average rate of 2.90%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen pledges of mortgages of real estate	-	457,594
Total					$7,793,396	$2,493,390

Schedule of Outstanding Balances of Long-Term Bank Borrowings

Outstanding balances of long-term bank borrowings as of December 31, 2025 and 2024 consisted of the following:

Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2025	December 31, 2024
Industrial Bank Co., Ltd. Ningbo Branch	From October, 2025 to October, 2028	Average rate of 3.46%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	2,859,962	-
Less: current maturities					(2,860)	-
Non-current maturities					$2,857,102	$-

Schedule of Maturities Loans from Other Financial Institutions

The maturities schedule of long-term bank borrowings is as follow:

	As of December 31, 2025	As of December 31, 2024
Payments due by period
Less than 1 year	$2,860	$-
1-2 years	2,860
2-3 years	2,854,242	-
Total	$2,859,962	$-

The maturities schedule of loans from other financial institutions is as follow:

	As of December 31, 2025	As of December 31, 2024
Payments due by period
Less than 1 year	$387,423	$333,012
1-2 years	314,613	136,968
2-3 years	184,469	4,212
3-4 years	-	3,516
4-5 years	-	-
Total	$886,505	$477,708

Schedule of Outstanding Balances of Long-Term Bank Borrowings

Outstanding balances of loans from other financial institutions as of December 31, 2025 and 2024 consisted of the following:

Non-financial institutions name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2025	December 31, 2024
Zhongli International Leasing Co., Ltd.	From September 2023 to September 2028	Average rate of 8.46%	Pledged by the vehicles owned by Company	December 22, 2025	$-	$218,097
Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.	From November 2023 to May 2026	Average rate of 8.84%	Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao	-	-	160,465
Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.	From May 2024 to November 2026	Average rate of 6.08%	Pledged by the vehicles owned by Company	-	35,104	99,146
Far East Hongxin Inclusive Financial Leasing Co., LTD	From February, 2025 to Januaryr, 2028	Average rate of 8.83%	Guaranteed by Zhejiang Haoxin, Ms. Shasha Chen and Mr. Zhengjun Tao	-	211,119	-
Far East Hongxin Inclusive Financial Leasing Co., LTD	From December, 2025 to November, 2028	Average rate of 8.54%	Guaranteed by Zhejiang Haoxin, Ms. Shasha Chen and Mr. Zhengjun Tao	-	415,918	-
He Yun International financial leasing Co., LTD	From November, 2025 to October, 2028	Average rate of 6.78%	pledge by vehicle owned by company	-	224,364	-
Total					$886,505	$477,708